Leases - Operating and Financing Leases Presented in Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Operating	$ 0	$ 3,430
Finance	$ 0	597
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets
Total leased assets	$ 0	4,027
Current
Operating	0	625
Finance	$ 0	16
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued and other current liabilities
Non-current
Operating	$ 0	4,004
Total lease liabilities	$ 0	$ 4,645